Putnam Dynamic Risk Allocation Fund
Fund summary
Goal
Putnam Dynamic Risk Allocation Fund seeks total return. Total return is composed of capital appreciation and income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 20 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Dynamic Risk Allocation Fund	Class A		Class B		Class C	Class M		Class R	Class Y
Share class	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none	3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Dynamic Risk Allocation Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[1]	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Total annual fund operating expenses		2.12%	2.87%	2.87%	2.62%	2.37%	1.87%
Expense reimbursement	[2]	(0.72%)	(0.72%)	(0.72%)	(0.72%)	(0.72%)	(0.72%)
Total annual fund operating expenses after expense reimbursement		1.40%	2.15%	2.15%	1.90%	1.65%	1.15%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through at least September 30, 2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Dynamic Risk Allocation Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	709	718	318	536	168	117
3 years	1,070	1,053	753	1,004	602	448

Expense Example, No Redemption Putnam Dynamic Risk Allocation Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	218	218
3 years	753	753

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.
Investments

The fund invests in a diversified set of asset classes. By investing in a broader set of asset classes than a traditional balanced fund, and by using leverage to increase the fund’s exposures to asset classes, we (Putnam Investment Management, LLC) believe that the fund may achieve a higher total return than a traditional balanced fund with approximately the same amount of risk as a traditional balanced fund. Risk is measured by the volatility of the fund’s investment portfolio.

The fund may invest without limit in U.S., international, and emerging markets equity securities (growth or value stocks or both) of companies of any size and fixed-income securities of corporate and governmental issuers without constraint as to maturity or credit quality (including in high yield securities, which are sometimes referred to as "junk bonds"); mortgage- and asset-backed securities; inflation-protected securities; commodities; and real estate investment trusts. These asset classes offer different return potential and exposure to different investment risks.

We allocate the fund’s assets among asset classes in a manner intended to diversify the fund’s exposure to these different types of risk. We typically use leverage to adjust or to increase the fund’s exposure to certain asset classes in order to diversify, or balance, risk exposure. We expect that, on average, net notional investment exposure of approximately 150% of the net assets of the fund will result from the fund’s allocation strategy under normal market conditions, although the amounts of leverage may be significantly higher or lower at any given time. We believe that better risk diversification creates the potential for the fund to perform well in a variety of market environments. Because the potential risks and returns of asset classes, the costs of leverage, and the benefits of diversification vary over time and with market conditions, we make dynamic adjustments to the fund’s asset allocations as the market environment changes. We use qualitative analysis, which includes evaluation of the business cycle environment and its impact on different asset classes, and quantitative techniques, which incorporate individual valuation and relative valuation measures, to establish asset class allocations that we believe will enable the fund to perform well in a variety of environments.We also use active trading strategies, such as active security selection, tactical asset allocation, currency transactions and options transactions. Certain of these strategies may introduce additional investment leverage.

When making particular investments within an asset class, we may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed income investments. We may also take into account general market conditions when making investment decisions. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for hedging purposes, to obtain leverage, and to adjust the return and volatility characteristics of the fund’s investments. We may also engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance, and our efforts to diversify risk through the use of leverage and allocation decisions may not be successful. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (which may be considered speculative). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Performance information will be available after the fund completes a full calendar year of operation.